Income taxes - Significant components of income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax (expense) income [abstract]
Current income tax expense in respect of current year	$ (1,115)	$ (7,892)	$ (10,724)
Prior period adjustments	313	69	(49)
Current income tax expense	(802)	(7,822)	(10,773)
Origination and reversal of temporary differences	(648)	410	(1,359)
Recognition of previously unrecognised deferred tax assets	130	0	923
Change in tax regulations	(12)	(6)	(28)
Prior period adjustments	94	(23)	(99)
Deferred tax expense	(435)	381	(563)
Income tax expense	$ (1,237)	$ (7,441)	$ (11,335)